Related parties (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Disclosure of transactions between related parties [text block]	Related party transactions as of and for the six months ended 30 June 2023 are as follows (in thousands):
	Purchased service / interest	Sold Service	Receivables	Payables / Loans
Alvogen Lux Holdings S.à r.l. – Sister company (a)	5,683	-	-	70,271
ATP Holdings ehf. – Sister company (a)	3,138	-	766	15,843
Aztiq Fjárfestingar ehf. – Sister company	-	5	5	-
Aztiq Consulting ehf. – Sister company	100	55	-	17
Flóki-Art ehf. – Sister company	50	-	-	-
Alvogen Iceland ehf. - Sister company	24	-	-	484
Alvogen ehf. - Sister company	-	73	1	-
Alvogen UK - Sister company	31	-	-	12
Alvogen Finance B.V. - Sister Company	194	-	-	194
Lotus Pharmaceuticals Co. Ltd. - Sister company (b)	-	-	-	7,440
Lotus International Pte. Ltd. - Sister company	-	2	-	-
Alvogen Emerging Markets - Sister company	102	-	-	-
Alvogen Inc. - Sister company	159	-	12	144
Alvotech and CCHT Biopharmaceutical Co., Ltd. (c)	-	-	758	-
Adalvo Limited - Sister company	30	103	103	32
Adalvo UK - Sister company	-	49	-	-
Flóki Invest ehf - Sister company	319	-	-	84
Alvogen Malta Sh. Services - Sister company	-	-	7	-
Norwich Clinical Services Ltd - Sister company	257	-	-	93
Fasteignafélagið Eyjólfur ehf - Sister company	1,636	-	-	52,454
FLÓKI fasteignir ehf. - Sister company	947	-	4	9,012
	12,670	287	1,656	156,080
Related party transactions as of and for the six months ended 30 June 2022 and as of 31 December 2022 are as follows (in thousands):
	30 June 2022		31 December 2022
	Purchased service / interest	Sold Service	Receivables	Payables / Loans
Alvogen Lux Holdings S.à r.l. – Sister company (a)	889	-	-	64,588
ATP Holdings ehf. – Sister company (a)	-	-	765	81,254
Aztiq Consulting ehf. – Sister company	-	-	-	25
Aztiq Fjárfestingar ehf. – Sister company	-	-	-	20
Fasteignafélagið Sæmundur hf. - Sister company (e)	3,987	-	-	-
Alvogen Iceland ehf. - Sister company	470	180	-	484
Alvogen ehf. - Sister company	-	-	1	-
Lotus Pharmaceuticals Co. Ltd. - Sister company (b)	-	-	2	7,440
Lotus International Pte. Ltd. - Sister company	-	2	3	-
Alvogen Emerging Markets - Sister company	98	-	-	-
Alvogen Inc. - Sister company	89	303	12	222
Alvotech and CCHT Biopharmaceutical Co., Ltd. (c)	-	-	758	-
Adalvo Limited - Sister company	545	215	-	349
Alvogen Pharma India Ltd. - Sister company	786	-	-	-
Flóki Invest ehf - Sister company	96	-	-	-
L41 ehf. - Sister company	26	-	-	-
Alvogen Malta Sh. Services - Sister company	522	-	7	-
Alvogen Spain SL - Sister company	97	-	-	-
Norwich Clinical Services Ltd - Sister company	134	-	-	31
Lambhagavegur 7 ehf - Sister company (d)	539	-	-	-
Fasteignafélagið Eyjólfur ehf - Sister company	-	196	-	-
Flóki fasteignir ehf. - Sister company	734	-	-	8,876
	9,012	895	1,548	163,289